OPERATIONS OF TRAUMA HEALING CENTERS (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Of Operations Of Trauma Healing Centers [Abstract]
Disclosure of detailed information about loss from re-measurement of assets and liabilities classified as held for sale [Table Text Block]
	FOR THE PERIOD
	SEPTEMBER 1, 2018	FOR THE YEAR ENDED
	TO OCTOBER 16, 2018	AUGUST 31, 2018

Revenue

Sales	$138	$1,154

Cost of sales	54	537

Gross margin from discontinued operations	84	617

Expenses

General and administrative	75	941

Sales and marketing	-	60

Impairment of goodwill	-	1,228

Total expenses	75	2,229

Investment income (expense)	-	1

Income (loss) from operations	$9	$(1,611)

Loss on remeasurement to fair value less costs to sell	(47)	-

Loss on discontinued operations	$(38)	$(1,611)

Disclosure of detailed information about carrying amounts of assets and liabilities in this disposal group [Table Text Block]
AUGUST 31, 2018
Current Assets
Cash	$102
Accounts receivable	88
Other current assets	9
199
Property, plant and equipment	89
Goodwill	927
Assets classified as held for sale	$1,215
Current liabilities
Accounts payable and accrued liabilities	$65

Disclosure of detailed information about Cash flows generated by THC for reporting periods [Table Text Block]
	FOR THE PERIOD
	SEPTEMBER 1, 2018	FOR THE YEAR ENDED
	TO OCTOBER 16, 2018	AUGUST 31, 2018
Operating activities	$(35)	$(449)
Investing activites	-	(32)
Cash used by discounted operations	$(35)	$(481)

Disclosure of detailed information about derecognized assets and liabilities [Table Text Block]
Derecognized assets and liabilities
Cash	$96
Accounts receivable	140
Other current assets	9
Property, plant and equipment	86
Goodwill	880
Trade and other payables	(70)
Net assets disposed	$1,141

Fair value of consideration received	$1,141
Gain/(loss) on disposal	-